SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Operating lease charges	¥ 1,856	¥ 12,297	¥ 12,104
Auditor's remuneration:
audit services	70	94	72
others	6	9	5
Impairment losses:
trade accounts receivable	1,283	6	(51)
other receivables	¥ (2)	¥ 9	¥ 159